Capital Commitments (Maturity Analysis of Operating Lease Commitments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	¥ 68,310	¥ 118,154
Not later than one year [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	63,505	60,125
Later than one year and not later than two years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	1,583	54,438
Later than two years and not later than three years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	403	384
Later than three years [member]
Operating lease commitments lessee [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	¥ 2,819	¥ 3,207